Interest Receivable (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ 52,037	$ 49,218
Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	40,986	41,043
Mortgage-backed securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	7,427	6,428
Investment securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ 3,624	$ 1,747